Receivables (Tables)	12 Months Ended
Dec. 31, 2024
Receivables
Summary of receivables

In $000s	December 31, 2024	December 31, 2023
Mineral Exploration Tax Credit (“METC”)	$571	$353
Goods and services tax	1,669	1,359
Provincial sales tax rebate	66	556
Lease incentive receivable	—	905
Other	45	52
Total	$2,351	$3,225